                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-86642

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FOUR
            (PORTION RELATING TO THE ANCHOR ADVISOR VARIABLE ANNUITY)

                   SUPPLEMENT TO THE ANCHOR ADVISOR PROSPECTUS
                                DATED MAY 1, 2002

THE ANCHOR SERIES TRUST FEE TABLE ON PAGE 4 RELATING TO THE VARIABLE PORTFOLIO LISTED BELOW IS REVISED AS FOLLOWS:

                         ANCHOR SERIES TRUST - CLASS B*

PORTFOLIO                 MANAGEMENT    SERVICE (12B-1)    OTHER       TOTAL ANNUAL
                          FEE           EXPENSES           EXPENSES    EXPENSES
---------                 ----------    ---------------    --------    ------------
Government & Quality           0.58%              0.15%       0.06%           0.79%
Bond

*Annualized.

THE SUNAMERICA SERIES TRUST FEE TABLE ON PAGE 4 RELATING TO THE VARIABLE PORTFOLIOS LISTED BELOW IS REVISED AS FOLLOWS:

                       SUNAMERICA SERIES TRUST - CLASS B*

PORTFOLIO                 MANAGEMENT    SERVICE (12B-1)    OTHER       TOTAL ANNUAL
                          FEE           EXPENSES           EXPENSES    EXPENSES
---------                 ----------    ---------------    --------    ------------
Corporate Bond                 0.60%              0.15%       0.08%           0.83%
Federated Value                0.69%              0.15%       0.08%           0.92%
Global Equities                0.72%              0.15%       0.17%           1.04%

*Annualized.

         The total annual expenses for the Variable Portfolios in the SunAmerica Series Trust shown above are 0.01% higher than that shown in the prospectus. This difference increases the expense examples starting on page 5 of the prospectus by no more than $1.00 at the end of year 10 and has no effect on the expense examples at the end of years 1, 3 and 5.







Date: November 15, 2002

                Please keep this Supplement with your Prospectus.
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